Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	GROWTH FUND OF AMERICA
Central Index Key	0000044201
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Nov. 01, 2013
GROWTH FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AGTHX
GROWTH FUND OF AMERICA® | Class R-1
Risk/Return:
Trading Symbol	RGAAX
GROWTH FUND OF AMERICA® | Class R-2
Risk/Return:
Trading Symbol	RGABX
GROWTH FUND OF AMERICA® | Class R-3
Risk/Return:
Trading Symbol	RGACX
GROWTH FUND OF AMERICA® | Class R-4
Risk/Return:
Trading Symbol	RGAEX
GROWTH FUND OF AMERICA® | Class R-5
Risk/Return:
Trading Symbol	RGAFX
GROWTH FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	AGRBX
GROWTH FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	GFACX
GROWTH FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	GFAFX
GROWTH FUND OF AMERICA® | Class 529-A
Risk/Return:
Trading Symbol	CGFAX
GROWTH FUND OF AMERICA® | Class 529-B
Risk/Return:
Trading Symbol	CGFBX
GROWTH FUND OF AMERICA® | Class 529-C
Risk/Return:
Trading Symbol	CGFCX
GROWTH FUND OF AMERICA® | Class 529-E
Risk/Return:
Trading Symbol	CGFEX
GROWTH FUND OF AMERICA® | Class 529-F-1
Risk/Return:
Trading Symbol	CGFFX
GROWTH FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	GFFFX
GROWTH FUND OF AMERICA® | Class R-6
Risk/Return:
Trading Symbol	RGAGX